Shareholder Fees	Jul. 27, 2026 USD ($)
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Retirement Blend 2005 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Retirement Blend 2010 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Retirement Blend 2015 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price Retirement Blend 2020 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price Retirement Blend 2025 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[6]
T. Rowe Price Retirement Blend 2030 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[7]
T. Rowe Price Retirement Blend 2035 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[8]
T. Rowe Price Retirement Blend 2040 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[9]
T. Rowe Price Retirement Blend 2045 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[10]
T. Rowe Price Retirement Blend 2050 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[11]
T. Rowe Price Retirement Blend 2055 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[12]
T. Rowe Price Retirement Blend 2060 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[13]
T. Rowe Price Retirement Blend 2065 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Blend 2070 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[14]
T. Rowe Price Retirement Blend 2070 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[7]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[8]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[9]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[10]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[11]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[12]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[13]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[14]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.